Fair Value Disclosures of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying amounts and fair values of financial instruments
Derivative assets			$ 60,150
Restricted cash	395,961	414,807	457,053
Carrying Amount of Asset (Liability)
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	2,807,504	2,389,816	3,524,750
Notes receivable	4,312	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(24,247,977)	(24,384,272)	(27,789,786)
Derivative assets	78	198	60,150
Derivative liabilities	(27,457)	(31,756)
Guarantees	(18,784)	(21,164)	(10,013)
Restricted cash	396,000	414,800	457,100
Level 1
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	91,202	1,565,480
Debt financing (including subordinated debt and foreign currency adjustment)	(17,389,373)	(18,382,511)
Level 2
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	2,716,302	824,336
Notes receivable	4,169	8,713
Debt financing (including subordinated debt and foreign currency adjustment)	(7,639,221)	(5,845,534)
Derivative assets	78	198
Derivative liabilities	(27,457)	(31,756)
Restricted cash	396,000	414,800
Level 3
Carrying amounts and fair values of financial instruments
Guarantees	(31,718)	(34,103)
Fair Value of Asset (Liability)
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	2,807,504	2,389,816
Notes receivable	4,169	8,713
Debt financing (including subordinated debt and foreign currency adjustment)	(25,028,594)	(24,228,045)
Derivative assets	78	198
Derivative liabilities	(27,457)	(31,756)
Guarantees	$ (31,718)	$ (34,103)